Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statutory Reserves [Abstract]
Statutory surplus reserves description	Allocations to the "Statutory surplus reserve" of at least 10% of income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the Company's registered capital
Reserve balances description	Provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.
Reserve amount	$ 0	$ 0